Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) [Line Items]
Plant and equipment net book value	$ 280,691		$ 94,814	$ (170,012)	$ (24,067)
Property, plant and equipment	810,260		1,037,187	155,073	84,587
Impairment loss				23,748
Property, plant and equipment [member]
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment	810,260	$ 372,723
Bophelo [Member]
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment		$ 115,890
Other property, plant and equipment [member]
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment			109,959	155,073
Bio Science and Wellness (Pty) Ltd. [Member]
Property, Plant and Equipment (Details) [Line Items]
Plant and equipment net book value			1,887,435
Bophelo Bio Science & Wellness (Pty) Ltd. Disposal Group Discontinued Operations [Member]
Property, Plant and Equipment (Details) [Line Items]
Plant and equipment net book value			1,887,435
Bophelo Bio Science & Wellness (Pty) Ltd. Disposal Group Discontinued Operations [Member] | Other property, plant and equipment [member]
Property, Plant and Equipment (Details) [Line Items]
Property, plant and equipment			$ 1,147,146	$ 154,595